Employee Benefits (Details 7) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Salaries		$ 183,113,287	$ 168,117,881	$ 159,246,822
Employees' short-term benefits		34,107,747	27,469,694	31,528,110
Total expenses for short-term employee benefits		217,221,034	195,587,575	190,774,932
Employments termination benefits		9,721,144	7,419,296	9,183,516
Other staff expense		37,006,715	34,115,503	32,183,184
Total	[1]	$ 263,948,893	$ 237,122,374	$ 232,141,632

[1]	See Note 30 - Natures of cost and expense.